Nature of the Business and Basis of Presentation	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Nature of the Business and Basis of Presentation
1. Nature of the Business and Basis of Presentation
IDEX Biometrics ASA and subsidiaries (collectively “IDEX” or the “Company”) is a biometrics company specializing in the design, development and sale of fingerprint identification and authentication solutions. The Company’s fingerprint sensors and biometric solutions are used in touch-free smart cards, including payment cards, and electronic devices. IDEX Biometrics ASA (the “parent company”) is a public limited liability company incorporated in 1996 in Norway. The address of the head office is Dronning Eufemias gate 16,
NO-0191
Oslo, Norway. IDEX Biometrics ASA’s shares are listed at Oslo Børs, the stock exchange in Oslo with ticker code IDEX. IDEX Biometrics ASA ADSs have been listed on the Nasdaq Capital Market in New York since March 1, 2021. Each ADS represents 75 IDEX shares and the ticker code is IDBA.
IDEX is comprised of the parent company and its subsidiaries in the United States of America, IDEX Holding Company Inc. and IDEX America Inc. (“IDEX America”), the United Kingdom (UK), IDEX Biometrics UK Ltd. (“IDEX UK”), and the People’s Republic of China, IDEX Electronics (Shanghai) Co., Ltd. (“IDEX China”). All subsidiaries are wholly-owned. The parent company holds all intellectual property of IDEX and is party to all customer and manufacturing partner agreements. The subsidiaries provide various services to the parent company, mainly within the technical development, supply-chain administration, and customer interfacing and marketing functions.
The consolidated financial statements of IDEX have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board and IFRS as adopted by the European Union. The consolidated financial statements have been prepared on a historical cost basis. The going concern assumption has been applied when preparing the financial statements. The company has adequate working capital to meet its operating commitments for at least twelve months from the date of this report. The company’s board of directors confirms that the conditions for the going concern assumption are met.
The consolidated financial statements for the year ended December 31, 2020 were approved by the board on April 20, 2021.